Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Corp. America Airports SA(a)	494,239	$7,937,478

Australia — 9.3%
Atlas Arteria Ltd.	19,079,357	75,117,624
Dalrymple Bay Infrastructure Ltd.(b)	4,250,754	7,792,060
Qube Holdings Ltd.	29,770,342	65,825,252
Transurban Group	20,632,465	192,797,600
		341,532,536
Brazil — 1.0%
Centrais Eletricas Brasileiras SA, ADR(b)	1,553,050	13,387,291
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	511,852	7,795,506
Cia. Paranaense de Energia, ADR	551,661	4,678,085
Companhia Paranaense de Energia, NVS	137,915	1,085,393
Ultrapar Participacoes SA, ADR	1,597,469	8,658,282
		35,604,557
Canada — 8.8%
Enbridge Inc.	4,662,461	167,842,262
Keyera Corp.	505,843	12,227,577
Pembina Pipeline Corp.	1,212,325	41,739,004
TC Energy Corp.	2,272,513	88,770,441
Westshore Terminals Investment Corp.	579,693	11,995,911
		322,575,195
China — 4.4%
Anhui Expressway Co. Ltd., Class H(b)	5,126,000	5,054,774
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	29,122,000	8,544,197
CGN Power Co. Ltd., Class H(c)	16,099,000	4,207,681
China Gas Holdings Ltd.	4,459,200	4,405,780
China Longyuan Power Group Corp. Ltd., Class H	5,072,000	3,851,595
China Merchants Port Holdings Co. Ltd.	21,590,000	29,421,827
China Resources Gas Group Ltd.	1,355,800	4,449,895
China Resources Power Holdings Co. Ltd.	2,660,000	5,330,254
COSCO SHIPPING International Hong Kong Co. Ltd.	7,250,000	2,822,565
COSCO SHIPPING Ports Ltd.	24,790,000	17,920,622
Jiangsu Expressway Co. Ltd., Class H	20,602,000	18,537,581
Kunlun Energy Co. Ltd.	5,938,000	5,358,838
Shenzhen Expressway Co. Ltd., Class H	10,326,000	8,347,654
Shenzhen International Holdings Ltd.	22,595,000	19,031,365
Yuexiu Transport Infrastructure Ltd.(b)	15,782,000	8,587,348
Zhejiang Expressway Co. Ltd., Class H	21,438,000	14,311,777
		160,183,753
France — 6.5%
Aeroports de Paris	667,384	86,596,453
Engie SA	2,634,156	46,404,065
Getlink SE	5,470,992	100,200,543
Scorpio Tankers Inc.	106,944	6,502,195
		239,703,256
Germany — 3.5%
E.ON SE	3,372,865	45,314,637
Fraport AG Frankfurt Airport Services Worldwide(a)	608,012	36,687,033
RWE AG	1,016,906	46,282,342
		128,284,012
Italy — 2.8%
Enav SpA(c)	4,292,827	16,305,547
Enel SpA	11,607,855	86,360,202
		102,665,749
Japan — 2.0%
Iwatani Corp.	116,900	5,324,749
Security	Shares	Value

Japan (continued)
Japan Airport Terminal Co. Ltd.(b)	1,570,400	$69,089,371
		74,414,120
Mexico — 6.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	580,985	49,168,760
Grupo Aeroportuario del Pacifico SAB de CV, ADR	660,758	115,778,017
Grupo Aeroportuario del Sureste SAB de CV, ADR	308,286	90,719,321
		255,666,098
New Zealand — 3.3%
Auckland International Airport Ltd.	22,099,955	122,940,284

Singapore — 1.5%
Hutchison Port Holdings Trust, Class U(b)	83,714,200	12,383,172
SATS Ltd.(a)(b)	17,593,318	36,617,457
SIA Engineering Co. Ltd.	4,346,500	7,801,519
		56,802,148
Spain — 8.7%
Aena SME SA(c)	1,142,696	207,412,027
Iberdrola SA	8,681,472	113,872,980
		321,285,007
Switzerland — 1.8%
Flughafen Zurich AG, Registered	320,930	67,056,618

United Kingdom — 2.0%
National Grid PLC	5,557,824	74,871,196

United States — 36.7%
American Electric Power Co. Inc.	773,953	62,860,463
American Water Works Co. Inc.	292,453	38,600,871
Antero Midstream Corp.	751,560	9,417,047
Cheniere Energy Inc.	531,162	90,674,665
Consolidated Edison Inc.	518,182	47,139,016
Constellation Energy Corp.	483,131	56,473,183
Dominion Energy Inc.	1,257,091	59,083,277
DTE Midstream LLC(a)	213,906	11,722,049
Duke Energy Corp.	1,157,841	112,356,891
Edison International	575,818	41,165,229
Equitrans Midstream Corp.	956,401	9,736,162
Exelon Corp.	1,495,126	53,675,023
Kinder Morgan Inc.	4,279,143	75,484,082
NextEra Energy Inc.	2,613,512	158,744,719
ONEOK Inc.	988,217	69,392,598
Public Service Enterprise Group Inc.	749,819	45,851,432
Sempra Energy	945,413	70,650,713
Southern Co. (The)	1,638,338	114,880,261
Targa Resources Corp.	493,832	42,899,186
WEC Energy Group Inc.	473,881	39,886,564
Williams Companies Inc. (The)	2,685,185	93,524,994
Xcel Energy Inc.	828,573	51,296,954
		1,355,515,379
Total Common Stocks — 99.4%
(Cost: $3,454,373,192)		3,667,037,386

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,224,135	$5,159,993

Total Preferred Stocks — 0.1%
(Cost: $4,145,035)		5,159,993
Total Long-Term Investments — 99.5%
(Cost: $3,458,518,227)		3,672,197,379

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	3,425,000	3,427,055
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	4,010,000	4,010,000

Total Short-Term Securities — 0.2%
(Cost: $7,435,416)		7,437,055

Total Investments — 99.7%
(Cost: $3,465,953,643)		3,679,634,434

Other Assets Less Liabilities — 0.3%		9,870,135

Net Assets — 100.0%		$3,689,504,569

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,023,535	$—	$(4,592,416	)(a)	$(2,780)	$(1,284)	$3,427,055	3,425,000	$182,292	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,620,000	—	(12,610,000	)(a)	—	—	4,010,000	4,010,000	203,513		—
					$(2,780)	$(1,284)	$7,437,055		$385,805		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	39	01/19/24	$4,350	$(16,480)
S&P/TSE 60 Index	34	03/14/24	6,520	141,581
Dow Jones U.S. Real Estate Index	73	03/15/24	2,602	96,918
SPI 200 Index	40	03/21/24	5,164	73,223
				$295,242

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,122,410,585	$1,544,626,801	$—	$3,667,037,386
Preferred Stocks	5,159,993	—	—	5,159,993
Short-Term Securities
Money Market Funds	7,437,055	—	—	7,437,055
	$2,135,007,633	$1,544,626,801	$—	$3,679,634,434
Derivative Financial Instruments(a)
Assets
Equity Contracts	$238,499	$73,223	$—	$311,722
Liabilities
Equity Contracts	—	(16,480)	—	(16,480)
	$238,499	$56,743	$—	295,242

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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